CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 41,592	$ 5,858	¥ 17,000
Restricted cash	2,391	337	1,487
Short-term investments	17,748	2,500	25,545
Accounts receivable, net (Allowance for credit losses of RMB292 million and RMB206 million as of December 31, 2022 and 2023, respectively)	11,410	1,607	5,486
Due from related parties (Allowance for credit losses of RMB213 million and RMB47 million as of December 31, 2022 and 2023, respectively)	¥ 2,842	$ 399	¥ 1,748
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets (Allowance for credit losses of RMB265 million and RMB243 million as of December 31, 2022 and 2023, respectively)	¥ 12,749	$ 1,797	¥ 10,169
Total current assets	88,732	12,498	61,435
Long-term prepayments and other assets	663	93	545
Long-term receivables due from related parties	¥ 25	$ 4	¥ 25
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Land use rights	¥ 80	$ 11	¥ 83
Property, equipment and software	5,142	724	5,204
Investments	49,342	6,950	50,177
Goodwill	59,372	8,362	59,337
Intangible assets	12,564	1,770	12,742
Right-of-use assets	641	90	819
Deferred tax assets	2,576	363	1,324
Total assets	219,137	30,865	191,691
Current liabilities:
Short-term debt and current portion of long-term debt	25,857	3,642	32,674
Accounts payable	16,459	2,318	7,569
Due to related parties	¥ 303	$ 43	¥ 156
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payable	¥ 5,348	$ 753	¥ 3,918
Taxes payable	2,038	287	835
Advances from customers	13,380	1,885	8,278
Accrued liability for rewards program	1,044	146	396
Other payables and accruals	7,982	1,125	7,413
Total current liabilities	72,411	10,199	61,239
Deferred tax liabilities	3,825	539	3,487
Long-term debt	19,099	2,690	13,177
Long-term lease liability	477	67	534
Other long-term liabilities	319	45	235
Total liabilities	96,131	13,540	78,672
Commitments and contingencies (Note 20)
SHAREHOLDERS' EQUITY
Share capital (US$0.00125 par value; 1,400,000,000 shares authorized, issued shares as of December 31, 2022 and 2023: 669,499,798 and 674,287,738; outstanding shares as of December 31, 2022 and 2023: 646,066,830 and 644,089,050)	6	1	6
Additional paid-in capital	97,428	13,722	95,196
Statutory reserves	2,072	292	825
Accumulated other comprehensive loss	(2,400)	(338)	(1,768)
Retained earnings	28,806	4,057	20,135
Less: Treasury stock	(3,728)	(525)	(2,111)
Total Trip.com Group Limited shareholders' equity	122,184	17,209	112,283
Non-controlling interests	822	116	736
Total shareholders' equity	123,006	17,325	113,019
Total liabilities and shareholders' equity	¥ 219,137	$ 30,865	¥ 191,691